NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
NET LOSS PER SHARE [Text Block]
NOTE 22:-	NET LOSS PER SHARE

Details of the number of shares and income (loss) used in the computation of earnings per share:

	Year ended December 31,
	2023		2022
	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings from continuing operations	12,819	$(9,498)	7,181	$(22,511)

Effect of potential dilutive Ordinary shares - warrants	-	-	304	(6,014)

For the computation of diluted net earnings from continuing operations (*)	12,819	$(9,498)	7,485	$(28,525)

For the computation of basic and diluted net earnings from discontinued operations (*)	-	-	7,181	$(166,379)

*)	For 2023 and 2022, potentially dilutive securities (share options) were excluded from the calculation of diluted earnings per share as they are antidilutive.

**)	Including the effect of Share Consolidation (See Note 20a).